Loans - Summary of allowance for loan losses allocated by loan class and activity in allowance for loan losses for years (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 811		$ 653
Charge Offs	(1)
Recoveries
Provisions	180		158
Ending Balance	990	[1]	811
Real estate loans: | Secured by one-to-four family residences
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	524		448
Charge Offs
Recoveries
Provisions	60		76
Ending Balance	584		524
Real estate loans: | Secured by multi-family residences
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	39		29
Charge Offs
Recoveries
Provisions	(1)		10
Ending Balance	38		39
Real estate loans: | Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	6		6
Charge Offs
Recoveries
Provisions	25
Ending Balance	31		6
Real estate loans: | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	35		14
Charge Offs
Recoveries
Provisions	49		21
Ending Balance	84		35
Real estate loans: | Home equity lines of credit
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	101		87
Charge Offs
Recoveries
Provisions	11		14
Ending Balance	112		101
Other Loans Portfolio Segment | Commercial and industrial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	11		1
Charge Offs
Recoveries
Provisions	17		10
Ending Balance	28		11
Other Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	95		68
Charge Offs	(1)
Recoveries
Provisions	19		27
Ending Balance	$ 113	[1]	$ 95

[1]	All Loans are collectively evaluated for impairment.